Statements of Cash flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Consolidated net (loss) Income attributable to Nam Tai Property Inc. shareholders		$ 3,944	$ (9,534)	$ (13,158)
Adjustments to reconcile consolidated net loss to net cash provided by operating activities:
Depreciation		328	365	354
Unrealized exchange loss (gain)		(6,712)	3,370	1,470
Share-based compensation expenses		1,126	1,035	1,685
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	[1]	(1,035)	(618)	1,723
Increase (decrease) in accrued expenses and other payables		3	(1,225)	(4,536)
Net cash (used in) provided by operating activities		2,259	(5,210)	(8,782)
Cash flows from investing activities:
Purchase of property, plant and equipment	[1]	(13,377)	(525)	(99)
Net cash provided by (used in) investing activities		62,615	(44,120)	38,011
Cash flows from financing activities:
Proceeds from short term bank borrowing				92,432
Repayment of short term bank borrowing				(132,432)
Share repurchase program			(6,258)	(36,704)
Cash dividends paid		(10,266)	(2,936)	(3,230)
Proceeds from options exercise		6,908	3,288	3,996
Net cash used in financing activities		(3,358)	(5,906)	(75,938)
Cash and cash equivalents at beginning of year		94,558	157,371	212,760
Effect of exchange rate changes on cash and cash equivalents		9,099	(7,577)	(8,680)
Cash and cash equivalents at end of year		165,173	94,558	157,371
Parent Company
Cash flows from operating activities:
Consolidated net (loss) Income attributable to Nam Tai Property Inc. shareholders		3,944	(9,534)	(13,158)
Adjustments to reconcile consolidated net loss to net cash provided by operating activities:
Share of net losses (profits) of subsidiaries, net of taxes		7,636	(14,145)	1,871
Depreciation		228	229	237
Unrealized exchange loss (gain)		(6,713)	3,370
Share-based compensation expenses		1,424	1,223	1,685
Loss on waiving amount due from a subsidiary		1,324	17,800
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables		668	(944)	1,460
Increase (decrease) in accrued expenses and other payables		69	(1,319)	496
Net cash (used in) provided by operating activities		8,580	(3,320)	(7,409)
Cash flows from investing activities:
Purchase of property, plant and equipment				(1)
Decrease (increase) in short term investment		88,399	(39,647)	24,753
(Increase) decrease in amounts due from subsidiaries		1,455	(1,032)	(6,742)
Net cash provided by (used in) investing activities		89,854	(40,679)	18,010
Cash flows from financing activities:
Proceeds from a long term loan of a subsidiary			73,683	40,625
Repayment a long term loan to a subsidiary		(39,334)
Proceeds from short term bank borrowing				92,432
Repayment of short term bank borrowing				(132,432)
Share repurchase program			(6,258)	(36,704)
Cash dividends paid		(10,266)	(2,936)	(3,230)
Proceeds from options exercise		6,908	3,288	3,996
Net cash used in financing activities		(42,692)	67,777	(35,313)
Net (decrease) increase in cash and cash equivalents		55,742	23,778	(24,712)
Cash and cash equivalents at beginning of year		51,795	31,387	56,099
Effect of exchange rate changes on cash and cash equivalents		6,712	(3,370)
Cash and cash equivalents at end of year		$ 114,249	$ 51,795	$ 31,387

[1]	Certain comparative amounts have been reclassified to conform with the current period’s presentation and disclosure.